INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Components of domestic and foreign income (loss) before income taxes
Domestic			$ (10,637)	$ (4,401)
International			378	104
Loss before income taxes	(18,598)	(4,405)	(10,259)	(4,297)
Current:
State			11	2
Foreign			73	26
Total provision	$ 173	$ 67	$ 84	$ 28